Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Balance sheet

	As of December 31,
	2019	2020
	RMB	RMB	USD$ Note 2(f)

Assets
Cash and cash equivalent	62	187,217	28,692
Contract assets	—	216	33
Amount due from related parties	—	189	29
Prepaid expense and other receivables	8,480	131,895	20,214
Long-term investments	152,845	179,059	27,442
Other assets	763	—	—

Total assets	162,150	498,576	76,410

Liabilities and Shareholders’ (Deficit)/equity
Other payables and accrued expenses	16,176	14,836	2,274
Payroll and welfare payable	—	15,057	2,308

Total liabilities	16,176	29,893	4,582

Mezzanine equity
Series A redeemable preferred shares (US$0.00001 par value per share; 204,022,000 shares and 204,022,000 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	84,072	—	—
Series B redeemable preferred shares (US$0.00001 par value per share; 185,512,580 shares and 185,512,580 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	261,272	—	—
Series B+ redeemable preferred shares (US$ 0.00001 par value per share; 43,937,180 shares and 43,937,180 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	81,654	—	—
Series B++ redeemable preferred shares (US$0.00001 par value per share; 16,574,460 shares and 16,574,460 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	27,629	—	—

Total mezzanine equity	454,627	—	—

	As of December 31,
	2019	2020
	RMB	RMB	USD$ Note 2(f)

Shareholders’ (Deficit)/equity
Common shares (US$0.00001 par value; 483,310,373 shares and nil shares issued and outstanding as of December 31, 2019 and 2020)	33	—	—
Class A common shares (US$0.00001 par value; nil shares issued and outstanding as of December 31, 2019; 894,456,046 shares issued and 888,506,366 shares outstanding as of December 31, 2020)	—	62	10
Class B common shares (US$0.00001 par value; nil and 150,591,207 s hares issued and outstanding as of December 31, 2019 and December 31, 2020, respectively)	—	10	2
Treasury stock (nil and 896,180 shares as of December 31, 2019 and December 31, 2020, respectively)	—	(2,063)	(316)
Additional paid-in capital	64,882	884,920	135,620
Accumulated other comprehensive income/(loss)	414	(21,972)	(3,368)
Accumulated deficit	(373,982)	(392,274)	(60,120)

Total shareholders’ (deficit)/equity	(308,653)	468,683	71,828

Total liabilities and shareholders’ (deficit)/equity	162,150	498,576	76,410

Condensed Statement of Comprehensive Income
Statement of Comprehensive Income/(Loss)

	Year Ended December 31,
	2018	2019	2020
	RMB		RMB	USD$ Note 2(f)

Operating revenue
Other income	—	—	228	35

Total operating revenue	—	—	228	35

Operating cost and expenses
General and administrative expenses	(50)	(521)	(4,611)	(707)

Operating loss	(50)	(521)	(4,383)	(672)

Other expense
Interest (expense)/income	(26,249)	—	11	2
Unrealized exchange (loss)/income	(325)	(97)	421	65

Loss before income tax, and share of loss of subsidiaries and VIEs	(26,624)	(618)	(3,951)	(605)

Share of income/(loss) of subsidiaries and VIEs	29,776	15,520	(14,341)	(2,198)

Net profit/(loss)	3,152	14,902	(18,292)	(2,803)

Redeemable preferred shares redemption value accretion	(29,118)	(32,854)	(4,274)	(655)
Allocation to redeemable preferred shares	(1,558)	(7,431)	1,074	165

Net loss attributable to common shareholders	(27,524)	(25,383)	(21,492)	(3,293)

Net profit/(loss)	3,152	14,902	(18,292)	(2,803)
Foreign currency translation adjustment, net of tax	295	119	(22,386)	(3,431)

Total comprehensive income/(loss)	3,447	15,021	(40,678)	(6,234)

Condensed Cash Flow Statement
Statement of cash flows

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	USD$
Cash flows from operating activities:
Net profit/(loss)	3,152	14,902	(18,292)	(2,803)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange income/(loss)	325	97	(421)	(65)
Share of (income)/loss of subsidiaries and VIEs	(29,776)	(15,520)	14,341	2,198
Interest expense/(income)	26,249	—	(11)	(2)

	(50)	(521)	(4,383)	(672)

Changes in operating assets and liabilities:
Increase/(decrease) in other payables and accrued expenses	8,793	1,343	(1,340)	(205)
(Increase)/decrease in prepaid expense and other receivables	(8,743)	(59)	(139,123)	(21,322)
(Increase)/decrease in other assets	—	(763)	—	—
(Increase)/decrease in account receivables and contract assets	—	—	(216)	(33)
(Increase)/decrease in amount due from related parties	—	—	(189)	(29)

Net cash (used in)/provided by operating activities	—	—	(145,251)	(22,261)

Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	—	—	(245)	(38)

Net cash provided/(used in) by investing activities	—	—	(245)	(38)

Cash flows from financing activities:
Proceeds from issuance of common shares and redeemable preferred shares	—	62	—	—
Proceeds from initial public offering, net of issuance costs	—	—	340,479	52,181
Proceeds from exercise of options	—	—	503	77
Repurchase of Class A common shares	—	—	(2,063)	(316)

Net cash provided by financing activities	—	62	338,919	51,942

Effect of exchange rate changes on cash and cash equivalents	—	—	(6,268)	(961)

Net increase in cash and cash equivalents and restricted cash	—	62	187,155	28,682
Total cash and cash equivalents and restricted cash at beginning of year	—	—	62	10

Total cash and cash equivalents and restricted cash at end of year	—	62	187,217	28,692